Unaudited Consolidated Financial Statements	3 Months Ended
Mar. 31, 2013
Unaudited Consolidated Financial Statements [Abstract]
Unaudited Consolidated Financial Statements

Note 3: Unaudited Consolidated Financial Statements

The information furnished in this report is unaudited and reflects all adjustments which are normal recurring adjustments that, in the opinion of management, are necessary to fairly present the operating results for the interim periods. The operating results for the interim periods presented are not necessarily indicative of the operating results to be expected for the full fiscal year. The unaudited interim condensed consolidated financial statements for the three months ended March 31, 2013, should be read in conjunction with the audited consolidated financial statements and footnotes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2012, previously filed with the Securities and Exchange Commission on March 18, 2013. Certain accounts in the December 31, 2012 audited consolidated financial statements have been reclassified for comparative purposes to conform to the current year's presentation.